UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          9/30/2007

Check here if Amendment [_]; Amendment Number:________
     This Amendment (Check only one.): [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                        Name:      Leucadia National Corporation
                                        Address:   315 Park Avenue South,
                                                   20th Floor
                                                   New York, NY 10010


Form 13F File Number:                              028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joseph A. Orlando
Title:          Vice President and Chief Financial Officer
Phone:          212-460-1900


Signature, Place, and Date of Signing:

 /s/  Joseph A. Orlando                  New York, NY          NOVEMBER 14, 2007
---------------------------------        ------------          -----------------
          [SIGNATURE]                    [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:                           5
Form 13F Information Table Value Total:                     $54,886


List of Other Included Managers:
No.           Form 13F File Number      Name

                                                      FORM 13F INFORMATION TABLE

        Col. 1                  Col. 2      Col. 3       Col. 4              Col. 5        Col. 6     Col. 7           Col. 8
        ------                  ------      ------       ------              ------        ------     ------           ------
                               Title of                  Value      Shrs or    Sh/  Put/  Investment   Other     Voting Authority
    Name of Issuer              Class       Cusip       (x$1000)    Prn Amt    Prn  Call  Discretion  Managers   Sole  Shared  None
    --------------              -----       -----       --------    -------    ---  ----  ----------  --------   ----  ------  ----

CAPITAL SOUTHWEST CORP           COM     140501 10 7      2,280      18,576     SH           SOLE               18,576
GEORESOURCES INC                 COM     372476 10 1        192      28,500     SH           SOLE               28,500
International Assets Holding Co  COM     459028 10 6     35,663   1,384,985     SH           SOLE            1,384,985
OLYMPIC STEEL                    COM     68162K 10 6     14,123     520,000     SH           SOLE              520,000
UNITED WESTN BANCORP INC         COM     913201 10 9      2,628     124,243     SH           SOLE              124,243
